Ordinary Shares - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Oct. 29, 2019	Dec. 31, 2018	Dec. 31, 2017
Ordinary shares, shares authorized	500,000,000		500,000,000
Voting rights	Each ordinary share is entitled to one vote
Ordinary shares, par value	$ 0.0001		$ 0.0001	$ 0.0001
Director [Member]
Ordinary shares, shares authorized		800,000,000
Ordinary shares, par value		$ 0.0001
Common stock value authorized		$ 80,000